Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Finance Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2024	$4,189
2025	26,386
Total	$30,575
Less: Amount of interest	(2,739)
Total lease payments	$27,836

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2022	June 30, 2023
Finance lease liabilities – current	$-	$2,592
Finance lease liabilities – non-current	-	25,244
Total	$-	$27,836

Sales-type Lease, Net Investment in Lease [Table Text Block]
June 30, 2023
Lease receivable	$47,399
Unguaranteed residual value	109
Net investment in sales-type lease vessels	$47,508

Net investment in sales-type lease vessels, current	(14,150)
Net investment in sales-type lease vessels, non-current	$33,358

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2024	$68,358
2025	53,245
2026	6,745
2027	5,606
2028	4,567
Total undiscounted cash flows	$138,521
Present value of lease payments*	$47,399